UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, DC 20549 FORM 24F-2 Annual Notice of Securities Sold Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.

1. Name and address of issuer:

Dreyfus Premier Manager Funds I
200 Park Avenue
New York, NY 10166

2.	The name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ X ]

3.	Investment Company Act File Number: 811-21386 Securities Act File Number: 333-106576

4(a).	Last day of fiscal year for which this notice is filed:
March 31, 2005
4(b).	[ ] Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)
Note:	If the Form is being filed late, interest must be paid on the registration fee due.

4(c).	[ ] Check box if this is the last time the issuer will be filing this Form.

Bear Stearns Money Market Fund - Class A 5. Calculation of registration fee:
(I)	Aggregate sale price of securities sold during the	$ 6,956,354,637.28
	fiscal year pursuant to section 24(f):	---------------

(ii)	Aggregate price of securities redeemed or	$ 7,246,927,060.49
	repurchased during the fiscal year:	---------------

(iii)	Aggregate price of securities redeemed or	$ 1,056,112,251.00
	repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

(iv)	Total available redemption credits [add Items 5(ii)	-$ 8,303,039,311.49
	and 5(iii):	--------------

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$ -0-
	[subtract Item 5(iv) from Item 5(i)]:	---------------

(vi)	Redemption credits available for use in future	$ (1,346,684,674.21)
	years -- if Item 5(i) is less than Item 5(iv)	---------------

1

[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	x .00011770
	Instruction C.9):	--------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$ -0-
	5(vii) (enter “0” if no fee is due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ -0- -------------
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ -0- =============
Dreyfus Premier Alpha Growth Fund - Class A 5. Calculation of registration fee:
(I)	Aggregate sale price of securities sold during the	$ 90,072,590
	fiscal year pursuant to section 24(f):	---------------

(ii)	Aggregate price of securities redeemed or	$ 1,817,649
	repurchased during the fiscal year:	---------------

(iii)	Aggregate price of securities redeemed or	$
	repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

(iv)	Total available redemption credits [add Items 5(ii)	-$ 1,817,649
	and 5(iii):	--------------

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$ 88,254,941
	[subtract Item 5(iv) from Item 5(i)]:	---------------

(vi)	Redemption credits available for use in future	$
	years -- if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	x .0001177
	Instruction C.9):	--------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$ 10,387.61
	5(vii) (enter “0” if no fee is due):	==============

2

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$10,387.61 =============
Dreyfus Premier Alpha Growth Fund - Class B 5. Calculation of registration fee:
(I)	Aggregate sale price of securities sold during the	$ 16,453,065
	fiscal year pursuant to section 24(f):	---------------

(ii)	Aggregate price of securities redeemed or	$ 7,379,672
	repurchased during the fiscal year:	---------------

(iii)	Aggregate price of securities redeemed or	$
	repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

(iv)	Total available redemption credits [add Items 5(ii)	-$ 7,379,672
	and 5(iii):	--------------

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$ 9,073,393
	[subtract Item 5(iv) from Item 5(i)]:	---------------

(vi)	Redemption credits available for use in future	$
	years -- if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	X .0001177
	Instruction C.9):	--------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$ 1,067.94
	5(vii) (enter “0” if no fee is due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

3

+$ N/A -------------
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 1,067.94 =============
Dreyfus Premier Alpha Growth Fund - Class C 5. Calculation of registration fee:
(I)	Aggregate sale price of securities sold during the	$ 29,035,181
	fiscal year pursuant to section 24(f):	---------------

(ii)	Aggregate price of securities redeemed or	$ 10,150,310
	repurchased during the fiscal year:	---------------

(iii)	Aggregate price of securities redeemed or	$
	repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

(iv)	Total available redemption credits [add Items 5(ii)	-$10,150,310
	and 5(iii):	--------------

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$ 18,884,871
	[subtract Item 5(iv) from Item 5(i)]:	---------------

(vi)	Redemption credits available for use in future	$
	years -- if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	X .0001177
	Instruction C.9):	--------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$ 2,222.75
	5(vii) (enter “0” if no fee is due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 2,222.75 =============
Dreyfus Premier Alpha Growth Fund - Class R 5. Calculation of registration fee:

(I) Aggregate sale price of securities sold during the $ 2,500,024

4

	fiscal year pursuant to section 24(f):	---------------

(ii)	Aggregate price of securities redeemed or	$ 15,051
	repurchased during the fiscal year:	---------------

(iii)	Aggregate price of securities redeemed or	$0
	repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

(iv)	Total available redemption credits [add Items 5(ii)	-$ 15,051
	and 5(iii):	--------------

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$ 2,484,973
	[subtract Item 5(iv) from Item 5(i)]:	---------------

(vi)	Redemption credits available for use in future	$0
	years -- if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	X .0001177
	Instruction C.9):	--------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$ 292.48
	5(vii) (enter “0” if no fee is due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$292.48 =============
Dreyfus Premier Alpha Growth Fund - Class T 5. Calculation of registration fee:
(I)	Aggregate sale price of securities sold during the	$ 59,989,844
	fiscal year pursuant to section 24(f):	---------------

(ii)	Aggregate price of securities redeemed or	$ 41,504,990
	repurchased during the fiscal year:	---------------

(iii)	Aggregate price of securities redeemed or	$0
	repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

(iv)	Total available redemption credits [add Items 5(ii)	-$ 41,504,990,

5

	and 5(iii):	--------------

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$ 18,484,854
	[subtract Item 5(iv) from Item 5(i)]:	---------------

(vi)	Redemption credits available for use in future	$0
	years -- if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	X .0001177
	Instruction C.9):	--------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$ 2,175.67
	5(vii) (enter “0” if no fee is due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 2,175.67 =============
Dreyfus Premier Intrinsic Value Fund - Class A 5. Calculation of registration fee:
(I)	Aggregate sale price of securities sold during the	$ 9,709,435
	fiscal year pursuant to section 24(f):	---------------

(ii)	Aggregate price of securities redeemed or	$ 1,202,976
	repurchased during the fiscal year:	---------------

(iii)	Aggregate price of securities redeemed or	$0
	repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

(iv)	Total available redemption credits [add Items 5(ii)	-$ 1,202,976
	and 5(iii):	--------------

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$ 8,506,459
	[subtract Item 5(iv) from Item 5(i)]:	---------------

(vi)	Redemption credits available for use in future	$0
	years -- if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

6

(vii)	Multiplier for determining registration fee (See	x .0001177
	Instruction C.9):	--------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$ 1,001.21
	5(vii) (enter “0” if no fee is due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 1001.21 =============
Dreyfus Premier Intrinsic Value Fund - Class B 5. Calculation of registration fee:
(I)	Aggregate sale price of securities sold during the	$ 17,958,446
	fiscal year pursuant to section 24(f):	---------------

(ii)	Aggregate price of securities redeemed or	$ 5,335,156
	repurchased during the fiscal year:	---------------

(iii)	Aggregate price of securities redeemed or	$0
	repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

(iv)	Total available redemption credits [add Items 5(ii)	-$ 5,335,156
	and 5(iii):	--------------

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$ 12,623,290
	[subtract Item 5(iv) from Item 5(i)]:	---------------

(vi)	Redemption credits available for use in future	$0
	years -- if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	X .0001177
	Instruction C.9):	--------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$ 1,485.76
	5(vii) (enter “0” if no fee is due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or

7

other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 1,485.76 =============
Dreyfus Premier Intrinsic Value Fund - Class C 5. Calculation of registration fee:
(I)	Aggregate sale price of securities sold during the	$ 11,492,866
	fiscal year pursuant to section 24(f):	---------------

(ii)	Aggregate price of securities redeemed or	$5,928,816
	repurchased during the fiscal year:	---------------

(iii)	Aggregate price of securities redeemed or	$0
	repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

(iv)	Total available redemption credits [add Items 5(ii)	-$ 5,928,816
	and 5(iii):	--------------

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$ 5,564,050
	[subtract Item 5(iv) from Item 5(i)]:	---------------

(vi)	Redemption credits available for use in future	$0
	years -- if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	X .0001177
	Instruction C.9):	--------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$ 654.89
	5(vii) (enter “0” if no fee is due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

8

=$ 654.89 =============
Dreyfus Premier Intrinsic Value Fund - Class R 5. Calculation of registration fee:
(I)	Aggregate sale price of securities sold during the	$ 88,391,396
	fiscal year pursuant to section 24(f):	---------------

(ii)	Aggregate price of securities redeemed or	$ 15,887,374
	repurchased during the fiscal year:	---------------

(iii)	Aggregate price of securities redeemed or	$0
	repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

(iv)	Total available redemption credits [add Items 5(ii)	-$ 15,887,374
	and 5(iii):	--------------

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$ 72,504,022
	[subtract Item 5(iv) from Item 5(i)]:	---------------

(vi)	Redemption credits available for use in future	$0
	years -- if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	X .0001177
	Instruction C.9):	--------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$ 8,533.72
	5(vii) (enter “0” if no fee is due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 8,533.72 =============
Dreyfus Premier Intrinsic Value Fund - Class T 5. Calculation of registration fee:
(I)	Aggregate sale price of securities sold during the	$ 24,951,817
	fiscal year pursuant to section 24(f):	---------------

(ii)	Aggregate price of securities redeemed or	$25,843,908
	repurchased during the fiscal year:	---------------

9

(iii)	Aggregate price of securities redeemed or		$0
	repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

(iv)	Total available redemption credits [add Items 5(ii)	-$ 25,843,908
	and 5(iii):		--------------

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)		$ 0
	[subtract Item 5(iv) from Item 5(i)]:		---------------

(vi)	Redemption credits available for use in future	$ (892,091)
	years -- if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	X	.0001177
	Instruction C.9):		--------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$	0
	5(vii) (enter “0” if no fee is due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$	0
=============

Dreyfus Premier S&P Stars Fund - Class A 5. Calculation of registration fee:
(I)	Aggregate sale price of securities sold during the	$ 8,113,669
	fiscal year pursuant to section 24(f):	---------------

(ii)	Aggregate price of securities redeemed or	$ (426,962)
	repurchased during the fiscal year:	----------------

(iii)	Aggregate price of securities redeemed or	$ -
	repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

(iv)	Total available redemption credits [add Items 5(ii)	-$ (426,962)
	and 5(iii):	--------------

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$ 7,686,707
	[subtract Item 5(iv) from Item 5(i)]:	---------------

(vi)	Redemption credits available for use in future	$ -

10

	years -- if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	x .0001177
	Instruction C.9):	--------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$ 904.73
	5(vii) (enter “0” if no fee is due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 904.73 =============
Dreyfus Premier S&P Stars Fund - Class B 5. Calculation of registration fee:
(I)	Aggregate sale price of securities sold during the		$ 8,141,402
	fiscal year pursuant to section 24(f):		---------------

(ii)	Aggregate price of securities redeemed or	$ (93,093,913)
	repurchased during the fiscal year:		---------------

(iii)	Aggregate price of securities redeemed or		$-
	repurchased during any PRIOR fiscal year ending no		---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

(iv)	Total available redemption credits [add Items 5(ii)		-$ (93,093,913)
	and 5(iii):		--------------

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)		$ -
	[subtract Item 5(iv) from Item 5(i)]:		---------------

(vi)	Redemption credits available for use in future	$	(84,952,511)
	years -- if Item 5(i) is less than Item 5(iv)		---------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See		X .0001177
	Instruction C.9):		--------------

(viii)	Registration fee due (multiply Item 5(v) by Item		=$ 0
	5(vii) (enter “0” if no fee is due):		==============

11

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 0 =============
Dreyfus Premier S&P Stars Fund - Class C 5. Calculation of registration fee:
(I)	Aggregate sale price of securities sold during the	$ 8,333,711
	fiscal year pursuant to section 24(f):	---------------

(ii)	Aggregate price of securities redeemed or	$	(82,326,938)
	repurchased during the fiscal year:		---------------

(iii)	Aggregate price of securities redeemed or		$-
	repurchased during any PRIOR fiscal year ending no		---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

(iv)	Total available redemption credits [add Items 5(ii)		-$ (82,326,938)
	and 5(iii):		--------------

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)		$ -
	[subtract Item 5(iv) from Item 5(i)]:		---------------

(vi)	Redemption credits available for use in future	$ (73,993,227)
	years -- if Item 5(i) is less than Item 5(iv)		---------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See		X .0001177
	Instruction C.9):		--------------

(viii)	Registration fee due (multiply Item 5(v) by Item		=$ 0
	5(vii) (enter “0” if no fee is due):		==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------
12

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 0 =============
Dreyfus Premier S&P Stars Fund - Class R 5. Calculation of registration fee:
(I)	Aggregate sale price of securities sold during the	$ 24,617,646
	fiscal year pursuant to section 24(f):	---------------

(ii)	Aggregate price of securities redeemed or	$ (32,739,500)
	repurchased during the fiscal year:	---------------

(iii)	Aggregate price of securities redeemed or	$-
	repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

(iv)	Total available redemption credits [add Items 5(ii)	-$ (32,739,500)
	and 5(iii):	--------------

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$-
	[subtract Item 5(iv) from Item 5(i)]:	---------------

(vi)	Redemption credits available for use in future	$ (8,121,854)
	years -- if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	X .0001177
	Instruction C.9):	--------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$ 0
	5(vii) (enter “0” if no fee is due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 0 =============
Dreyfus Premier S&P Stars Fund - Class T 5. Calculation of registration fee:
(I)	Aggregate sale price of securities sold during the	$21,518,735
	fiscal year pursuant to section 24(f):	---------------

13

(ii)	Aggregate price of securities redeemed or	$	(181,357,568)
	repurchased during the fiscal year:		---------------

(iii)	Aggregate price of securities redeemed or		$-
	repurchased during any PRIOR fiscal year ending no		---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

(iv)	Total available redemption credits [add Items 5(ii)		-$ (181,357,568)
	and 5(iii):		--------------

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)		$ -
	[subtract Item 5(iv) from Item 5(i)]:		---------------

(vi)	Redemption credits available for use in future	$ (159,838,833)
	years -- if Item 5(i) is less than Item 5(iv)		---------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	X .0001177
	Instruction C.9):	--------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$ 0
	5(vii) (enter “0” if no fee is due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

Dreyfus Premier S&P Stars Opportunity Fund - Class A

5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the	$ 421,632
		fiscal year pursuant to section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or	$ (6,108)
		repurchased during the fiscal year:	---------------

	(iii)	Aggregate price of securities redeemed or	$ -
		repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii)	-$ (6,108)
		and 5(iii):	--------------

	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$ 415,524

=$ 0 =============
14

	[subtract Item 5(iv) from Item 5(i)]:	---------------

(vi)	Redemption credits available for use in future	$ -
	years -- if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	x .0001177
	Instruction C.9):	--------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$ 48.91
	5(vii) (enter “0” if no fee is due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 48.91 =============
Dreyfus Premier S&P Stars Opportunity Fund - Class B
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the		$ 850,534
		fiscal year pursuant to section 24(f):		---------------

	(ii)	Aggregate price of securities redeemed or	$ (3,773,829)
		repurchased during the fiscal year:		---------------

	(iii)	Aggregate price of securities redeemed or		$-
		repurchased during any PRIOR fiscal year ending no		---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii)		-$ (3,773,829)
		and 5(iii):		--------------

	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)		$ -
		[subtract Item 5(iv) from Item 5(i)]:		---------------

	(vi)	Redemption credits available for use in future	$	(2,923,295)
		years -- if Item 5(i) is less than Item 5(iv)		---------------
[subtract Item 5(iv) from Item 5(I)]:

	(vii)	Multiplier for determining registration fee (See		X .0001177
		Instruction C.9):		--------------

	(viii)	Registration fee due (multiply Item 5(v) by Item		=$ 0

15

5(vii) (enter “0” if no fee is due):
6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 0
=============

Dreyfus Premier S&P Stars Opportunity Fund - Class C
5.	Calculation of registration fee:

	(I) Aggregate sale price of securities sold during the	$ 591,772
	fiscal year pursuant to section 24(f):	---------------

(ii)	Aggregate price of securities redeemed or	$	(3,921,066)
	repurchased during the fiscal year:		---------------

(iii)	Aggregate price of securities redeemed or		$-
	repurchased during any PRIOR fiscal year ending no		---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

(iv)	Total available redemption credits [add Items 5(ii)		-$ (3,921,066)
	and 5(iii):		--------------

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)		$ -
	[subtract Item 5(iv) from Item 5(i)]:		---------------

(vi)	Redemption credits available for use in future	$ (3,329,294)
	years -- if Item 5(i) is less than Item 5(iv)		---------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	X .0001177
	Instruction C.9):	--------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$ 0
	5(vii) (enter “0” if no fee is due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

16

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 0
=============

Dreyfus Premier S&P Stars Opportunity Fund - Class R
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the	$ 77,248
		fiscal year pursuant to section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or	$ (419,496)
		repurchased during the fiscal year:	---------------

	(iii)	Aggregate price of securities redeemed or	$-
		repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii)	-$ (419,496)
		and 5(iii):	--------------

	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$-
		[subtract Item 5(iv) from Item 5(i)]:	---------------

	(vi)	Redemption credits available for use in future	$ (342,248)
		years -- if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

	(vii)	Multiplier for determining registration fee (See	X .0001177
		Instruction C.9):	--------------

	(viii)	Registration fee due (multiply Item 5(v) by Item	=$ 0
		5(vii) (enter “0” if no fee is due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 0 =============
Dreyfus Premier S&P Stars Opportunity Fund - Class T
5. Calculation of registration fee:

17

(I)	Aggregate sale price of securities sold during the	$ 931,084
	fiscal year pursuant to section 24(f):	---------------

(ii)	Aggregate price of securities redeemed or	$ (7,982,478)
	repurchased during the fiscal year:	---------------

(iii)	Aggregate price of securities redeemed or	$ -
	repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

(iv)	Total available redemption credits [add Items 5(ii)	-$ (7,982,478)
	and 5(iii):	--------------

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$ -
	[subtract Item 5(iv) from Item 5(i)]:	---------------

(vi)	Redemption credits available for use in future	$ (7,051,394)
	years -- if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	X .0001177
	Instruction C.9):	--------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$ 0
	5(vii) (enter “0” if no fee is due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 0
=============

TOTAL FOR ALL FUNDS:	$ 28,775.67
=============

9.	Date the registration fee and interest payment was sent to the Commission’s lockbox depository:

Method of Delivery:
18

[	X	]	Wire Transfer
[		]	Mail or other means

SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

By (Signature and Title)*

/s/Michael A. Rosenberg
Michael A. Rosenberg, Secretary

Date: June 27, 2005

* Please print the name and title of the signing officer below the signature.

19